Condensed Consolidated Statements of Cash Flows - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Cash Flows
Net loss for the period	SFr (3,456,418)	SFr (3,314,028)
Adjustments for:
Net gain on Neurosterix Transaction		(117,747)
Fair value of services received at zero cost recorded as income	(17,639)	(105,660)
Fair value of services received at zero cost recorded as other operating costs	17,639	105,660
Value of share-based services	14,032	44,098
Post-employment benefits	(8,701)	2,003
Share of the net loss of associates	2,330,789	2,079,296
Depreciation	35,046	4,236
Finance cost net	(5,555)	33,399
Decrease / (increase) in other financial assets	1,146	(498)
Decrease / (increase) in trade and other receivables	4,682	(22,926)
Increase in prepayments	(221,154)	(81,430)
Decrease in other current assets		7,967
Increase in payables and accruals	24,570	347,082
Increase in other liabilities	47,461
Net cash used in operating activities	(1,234,102)	(1,018,548)
Cash flows used in investing activities
Consideration from Neurosterix Transaction		57,673
Investment in Stalicla Ltd - preferred shares		(285,962)
Investment in Stalicla Ltd - derivative financial instruments		(509,067)
Net cash used in investing activities		(737,356)
Cash flows from financing activities
Sale of treasury ADSs and shares	411,588	777,546
Cost paid on sale of treasury ADSs and shares	(18,860)	(25,897)
Movements under liquidity agreement	(1,257)	517
Principal element of lease payment	(34,208)	(3,607)
Interest paid	(2,131)	(1,374)
Net cash from financing activities	355,132	747,185
Decrease in cash and cash equivalents	(878,970)	(1,008,719)
Cash and cash equivalents at the beginning of the period	1,638,612	3,341,738
Exchange difference on cash and cash equivalents	7,686	(32,025)
Cash and cash equivalents at the end of the period	SFr 767,328	SFr 2,300,994